Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 139,730	$ 137,174
Accumulated depreciation and amortization	196,405	162,907
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net	58,700	50,800
Accumulated depreciation and amortization	$ 6,800	$ 9,800	$ 9,800